UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-2429

Exact name of registrant as specified in charter:  USAA MUTUAL FUND, INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31, 2003

Date of reporting period:  JUNE 30, 2003



ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUND, INC., GLOBAL TITANS INDEX FUND - SEMIANNUAL REPORT FOR PERIOD ENDING JUNE 30, 2003



[LOGO OF USAA]
   USAA(R)

                       USAA GLOBAL TITANS
                                 INDEX Fund

                             [GRAPHIC OF USAA GLOBAL TITANS INDEX FUND]

             S e m i a n n u a l   R e p o r t

--------------------------------------------------------------------------------
    JUNE 30, 2003

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                        2

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                        5

FINANCIAL INFORMATION

    Portfolio of Investments                                     10

    Notes to Portfolio of Investments                            14

    Financial Statements                                         15

    Notes to Financial Statements                                18

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2003, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                      "

                                            INSTEAD OF GOING TO THE

                                         MARKETS AND TAKING ON MORE RISK,

[PHOTO OF CHRISTOPHER W. CLAUS]       YOU SOMETIMES HAVE TO LET THE MARKETS

                                          COME TO YOU AND YOUR PLAN.

                                                      "
--------------------------------------------------------------------------------

                  The first half of 2003 was noteworthy for its drama. We witnessed the prelude to the war in Iraq and then the war itself. Equity investors, who had been anxious about the duration of the conflict, reacted with enthusiasm when the war appeared to be ending quickly. Stock prices generally rose and, except for some short-lived declines, continued to rise. By the end of June, it appeared that investor optimism, combined with the twin stimuli of fiscal and monetary policy, might have set the stage for the long-awaited economic recovery.

                  But when will the curtain actually rise? Certainly, we have been waiting longer than we would have liked or expected. And although productivity has improved and we have substantial manufacturing capacity (a result of the expansion of the 1990s), we believe two things must happen before we see a major upturn in the economy.

                  First, the unemployment rate must come down. Unfortunately, the current rebound has been "jobless." New jobs must be created if we are to see a sustained recovery. Second, corporations must begin to invest in their infrastructures, and currently those infrastructures are sufficient to meet demand. Since neither situation is likely to change overnight, we expect the rate of economic growth to be moderate, albeit steady, for the next quarter or two.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                  That said, it is important for investors to exercise patience and practice prudence. An asset allocation strategy can help give you the discipline to stick to your investment plan. Your plan can also help you manage risk, which is especially important in these uncertain times. Because money market interest rates are low, some investors have been tempted to "chase yields" and have moved into the high-yield bond market. However, if you invest in a sector while it is outperforming, you assume a significant amount of risk because you have no assurance that the sector will offer similar returns in the future.

                  Instead of going to the markets and taking on more risk, you sometimes have to let the markets come to you and your plan. At USAA, we are committed to helping you with your investment objectives by providing you with our best advice and a market-tested portfolio management team. We also offer exceptional service and a variety of pure no-load mutual funds. And because there are no excessive fees, sales loads, or contractual plans, and the expense ratios are competitive, more of your money is working for you. On behalf of all of us here at USAA Investment Management Company, I would like to thank you for your business.

                  Sincerely,

                  /s/ Christopher W. Claus

                  Christopher W. Claus
                  President and Vice Chairman of the Board

                  PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                  FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, REQUEST A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA). READ IT CAREFULLY BEFORE YOU INVEST.

                  MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA GLOBAL TITANS INDEX FUND

OBJECTIVE
--------------------------------------------------------------------------------

                  Seeks to match, before fees and expenses, the performance of the stocks composing the Dow Jones Global Titans 50 Index.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                  At least 80% of the Fund's assets, including any borrowings for investment purposes, will be invested in the stocks of companies composing the Dow Jones Global Titans 50 Index.


--------------------------------------------------------------------------------
                                        6/30/03                      12/31/02
--------------------------------------------------------------------------------
Net Assets                           $17.1 Million                 $13.8 Million
Net Asset Value Per Share                $6.56                         $6.03


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/03
--------------------------------------------------------------------------------
12/31/02 TO 6/30/03*               1 YEAR            SINCE INCEPTION ON 10/27/00
      8.79%                        -1.64%                     -14.06%


* TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS RETURN IS CUMULATIVE.

                  TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

--------------------------------------------------------------------------------
                        CUMULATIVE PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

    [CHART OF CUMULATIVE PERFORMANCE COMPARISON]



               USAA GLOBAL TITANS    DOW JONES GLOBAL
                   INDEX FUND        TITANS 50 INDEX
               ------------------    ----------------

10/30/00           $10,000.00          $10,000.00
10/31/00            10,130.00           10,157.86
11/30/00             9,390.00            9,430.04
12/31/00             9,230.00            9,269.54
01/31/01             9,550.00            9,611.38
02/28/01             8,650.00            8,694.19
03/31/01             8,130.00            8,168.98
04/30/01             8,830.00            8,898.12
05/31/01             8,710.00            8,777.42
06/30/01             8,470.00            8,543.22
07/31/01             8,330.00            8,405.11
08/31/01             7,810.00            7,888.70
09/30/01             7,400.00            7,479.24
10/31/01             7,560.00            7,652.38
11/30/01             7,950.00            8,044.02
12/31/01             8,006.27            8,096.85
01/31/02             7,663.43            7,755.64
02/28/02             7,522.27            7,626.68
03/31/02             7,804.60            7,903.26
04/30/02             7,219.76            7,319.51
05/31/02             7,209.68            7,315.58
06/30/02             6,776.09            6,889.88
07/31/02             6,261.83            6,359.09
08/31/02             6,251.75            6,365.48
09/30/02             5,545.91            5,640.39
10/31/02             6,181.17            6,292.82
11/30/02             6,513.92            6,633.43
12/31/02             6,126.78            6,240.21
01/31/03             5,862.60            5,981.12
02/28/03             5,761.00            5,881.70
03/31/03             5,811.80            5,932.83
04/30/03             6,309.66            6,446.10
05/31/03             6,563.68            6,708.35
06/30/03             6,665.28            6,826.12


                   [END CHART]

                  DATA FROM 10/30/00* THROUGH 6/30/03.

                  The graph illustrates how a $10,000 hypothetical investment in the USAA Global Titans Index Fund closely tracks the Dow Jones Global Titans 50 Index, a market-capitalization-weighted index composed of 50 stocks of the world's largest multinational companies with a distinct asset class and no national borders to define their territories.

                  'DOW JONES' AND 'DOW JONES GLOBAL TITANS 50 INDEX(SM)' ARE SERVICE MARKS OF DOW JONES & COMPANY, INC. AND HAVE BEEN LICENSED FOR OUR USE. THE USAA GLOBAL TITANS INDEX FUND IS NOT SPONSORED, SOLD, OR PROMOTED BY DOW JONES & COMPANY, INC., AND DOW JONES & COMPANY, INC. MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE FUND. O INDEX PRODUCTS INCUR FEES AND EXPENSES AND MAY NOT ALWAYS BE INVESTED IN ALL SECURITIES OF THE INDEX THE FUND ATTEMPTS TO MIRROR. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

                  NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

                  * DATE THE FUND INITIALLY INVESTED IN SECURITIES REPRESENTED
                    BY THE INDEX.

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

PERFORMANCE

                  The USAA Global Titans Index Fund seeks investment performance that correlates, before fees and expenses, to the performance of the Dow Jones Global Titans 50 Index (the Index). For the six-month period ended June 30, 2003, the Index returned 9.39%, and the Fund returned 8.79%.

MARKET CONDITIONS

                  Global markets posted positive results for the six-month reporting period. The factors that plagued global investors during the first few months of the year - war in Iraq, an accompanying spike in oil prices, a shaky global economy, and the outbreak of the SARS virus - faded, paving the way for equities to rally in major markets. In general, those markets that had declined the most early in the reporting period rebounded the most: Frankfurt's Xetra Dax rebounded smartly after declining early in the reporting period. In the United States, a broad-based rally lifted equity markets substantially in the latter half of the period. Similarly, industry groups that were hurt the most in the early months of the year gained significant ground in the last few months. Stocks of oil companies, insurance carriers, and airlines all responded positively to the conclusion of war in Iraq. As stock market conditions improved, financial companies' stocks also climbed. Technology stocks, which had begun to show strength early in the year, appeared to gain momentum throughout the six months as investor optimism improved.

                  Within the Index's 10 largest holdings, performance was largely positive for the six-month reporting period. The strongest gains for the reporting period came from Intel Corp. (2.63% of the Index as of June 30, 2003), which returned 33.97%. Citigroup, Inc. (4.27% of the Index as of June 30,
                  2003) returned 22.96%.

                  PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                  YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 10-13.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

                  General Electric Co., the largest holding at 5.53% of the Index, returned 19.51%. Pfizer, Inc. (5.23% of the Index as of June 30, 2003) and IBM Corp. (2.76% of the Index as of June 30, 2003) returned 12.77% and 6.85%, respectively. The only two negative performers among the Index's 10 largest holdings were Johnson & Johnson, Inc. (2.98% of the Index as of June 30, 2003), which produced a return of -2.94%, and Microsoft Corp. (4.58% of the Index as of June 30, 2003), which produced a return of -0.49%.

                  FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

---------------------------------------------------
               TOP 10 EQUITY HOLDINGS
                 (% of Net Assets)
---------------------------------------------------

General Electric Co.                          5.5%

Pfizer, Inc.                                  5.2%

Exxon Mobil Corp.                             4.6%

Microsoft Corp.                               4.6%

Citigroup, Inc.                               4.2%

BP plc                                        3.0%

Johnson & Johnson, Inc.                       3.0%

Wal-Mart Stores, Inc.                         2.8%

IBM Corp.                                     2.7%

Merck & Co., Inc.                             2.6%

---------------------------------------------------

---------------------------------------------------
                 TOP 5 COUNTRIES
                (% of Net Assets)
---------------------------------------------------

United States                                67.9%

United Kingdom                               15.8%

Switzerland                                   5.9%

Netherlands                                   2.5%

France                                        2.0%

---------------------------------------------------

---------------------------------------------------
              TOP 10 INDUSTRIES
              (% of Net Assets)
---------------------------------------------------

Pharmaceuticals                              21.1%

Diversified Banks                            10.2%

Integrated Oil & Gas                          6.9%

Oil & Gas Exploration & Production            6.9%

Industrial Conglomerates                      6.3%

Integrated Telecommunications Services        4.7%

Systems Software                              4.6%

Other Diversified Financial Services          4.2%

Computer Hardware                             4.1%

Wireless Telecommunication Services           4.1%

---------------------------------------------------

 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 10-13.

10

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA GLOBAL TITANS INDEX FUND

JUNE 30, 2003 (UNAUDITED)

                                                                MARKET
   NUMBER                                                        VALUE
OF SHARES    SECURITY                                            (000)
----------------------------------------------------------------------
             DOMESTIC STOCKS (67.9%)

    4,851    Abbott Laboratories                               $   212
    6,682    Altria Group, Inc.                                    304
    7,570    American International Group, Inc.                    418
   14,214    AOL Time Warner, Inc. *                               229
    4,956    Bank of America Corp.                                 392
    6,116    BellSouth Corp.                                       163
    3,537    ChevronTexaco Corp.                                   255
   23,184    Cisco Systems, Inc. *                                 387
   16,985    Citigroup, Inc.                                       727
    7,479    Coca-Cola Co.                                         347
    7,495    Dell Computer Corp. *                                 240
    3,179    Eli Lilly & Co.                                       219
   22,092    Exxon Mobil Corp.                                     793
   32,915    General Electric Co.                                  944
    5,709    IBM Corp.                                             471
   21,588    Intel Corp.                                           449
    6,692    J. P. Morgan Chase & Co.                              229
    9,808    Johnson & Johnson, Inc.                               507
    7,426    Merck & Co., Inc.                                     450
   30,513    Microsoft Corp.                                       781
    3,279    Morgan Stanley                                        140
    5,690    PepsiCo, Inc.                                         253
   26,114    Pfizer, Inc.                                          892
    4,266    Procter & Gamble Co.                                  380
   10,956    SBC Communications, Inc.                              280
    9,035    Verizon Communications, Inc.                          356
    8,946    Wal-Mart Stores, Inc.                                 480
    6,759    Walt Disney Co.                                       133
    4,388    Wyeth                                                 200
                                                               -------
             Total domestic stocks (cost: $12,866)              11,631
                                                               -------

             FOREIGN STOCKS (31.4%)

             FINLAND (1.5%)
   15,856    Nokia Oyj                                             262
                                                               -------

             FRANCE (2.0%)
    2,276    Total S.A.                                            344
                                                               -------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GLOBAL TITANS INDEX FUND

JUNE 30, 2003 (UNAUDITED)

                                                                 MARKET
   NUMBER                                                         VALUE
OF SHARES     SECURITY                                            (000)
-----------------------------------------------------------------------
              GERMANY (1.3%)
    2,717     DaimlerChrysler AG                                 $   95
    2,751     Siemens AG                                            135
                                                                 ------
                                                                    230
                                                                 ------

              ITALY (0.8%)
    8,492     ENI S.p.A.                                            129
                                                                 ------

              JAPAN (1.6%)
   10,700     Toyota Motor Corp.                                    278
                                                                 ------

              NETHERLANDS (2.5%)
    5,800     ING Groep N.V.                                        101
    6,952     Royal Dutch Petroleum Co.                             323
                                                                 ------
                                                                    424
                                                                 ------

              SWITZERLAND (5.9%)
    1,336     Nestle S.A.                                           276
    8,435     Novartis AG                                           334
    2,327     Roche Holdings AG                                     183
    3,902     UBS AG                                                218
                                                                 ------
                                                                  1,011
                                                                 ------

              UNITED KINGDOM (15.8%)
    5,389     AstraZeneca plc                                       216
   74,100     BP plc                                                515
   21,758     Barclays plc                                          162
   19,968     GlaxoSmithKline plc                                   404
   12,505     HBOS plc                                              162
   35,510     HSBC Holdings plc                                     420
   18,489     Lloyds TSB Group plc                                  131
    9,098     Royal Bank Scotland Group plc                         256
  225,656     Vodafone Group plc                                    442
                                                                 ------
                                                                  2,708
                                                                 ------

              Total foreign stocks (cost: $5,844)                 5,386
                                                                 ------

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GLOBAL TITANS INDEX FUND

JUNE 30, 2003 (UNAUDITED)

PRINCIPAL                                                                     MARKET
   AMOUNT                                                                      VALUE
    (000)    SECURITY                                                          (000)
------------------------------------------------------------------------------------
             REPURCHASE AGREEMENT (0.2%)

      $31    State Street Bank & Trust Co., 0.50%, acquired on 6/30/2003 and due 7/01/2003 at $31 (collateralized by a $35 U.S.
               Treasury Note, 3.63%, due 3/31/2004; market value $36) (a)
               (cost: $31)                                                  $    31
                                                                            -------

             TOTAL INVESTMENTS (COST: $18,741)                              $17,048
                                                                            =======

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GLOBAL TITANS INDEX FUND

JUNE 30, 2003 (UNAUDITED)

                                                                           % OF
PORTFOLIO SUMMARY BY CONCENTRATION*                                  NET ASSETS
--------------------------------------------------------------------------------------
           Pharmaceuticals                                                21.1%
           Diversified Banks                                              10.2
           Integrated Oil & Gas                                            6.9
           Oil & Gas Exploration & Production                              6.9
           Industrial Conglomerates                                        6.3
           Integrated Telecommunication Services                           4.7
           Systems Software                                                4.6
           Other Diversified Financial Services                            4.2
           Computer Hardware                                               4.1
           Wireless Telecommunication Services                             4.1
           Soft Drinks                                                     3.5
           Multi-Line Insurance                                            3.0
           Hypermarkets & Super Centers                                    2.8
           Semiconductors                                                  2.6
           Communications Equipment                                        2.3
           Automobile Manufacturers                                        2.2
           Household Products                                              2.2
           Movies & Entertainment                                          2.1
           Tobacco                                                         1.8
           Packaged Foods & Meat                                           1.6
           Diversified Capital Markets                                     1.3
           Other                                                           1.0
                                                                          ----
           Total                                                          99.5%
                                                                          ====

           *INCLUDES ALL SECURITIES LISTED IN THE FUND'S PORTFOLIO.

14

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA GLOBAL TITANS INDEX FUND

JUNE 30, 2003 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

          Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

          The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

          (a) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is at least 102% of the resale price of the repurchase agreement.

          * Non-income-producing security for the 12 months preceding June 30, 2003.

          SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA GLOBAL TITANS INDEX FUND

JUNE 30, 2003 (UNAUDITED)

ASSETS

   Investments in securities, at market value (identified cost of $18,741)    $  17,048
   Cash                                                                              15
   Cash denominated in foreign currencies (identified cost of $12)                   12
   Receivables:
      Capital shares sold                                                            18
      Dividends and interest                                                         34
      USAA Investment Management Company                                             69
                                                                              ---------
               Total assets                                                      17,196
                                                                              ---------
LIABILITIES

   Capital shares redeemed                                                            9
   USAA Investment Management Company                                                 9
   USAA Transfer Agency Company                                                       5
   Accounts payable and accrued expenses                                             40
                                                                              ---------
           Total liabilities                                                         63
                                                                              ---------
               Net assets applicable to capital shares outstanding            $  17,133
                                                                              =========

NET ASSETS CONSIST OF:

   Paid-in capital                                                            $  22,874
   Accumulated undistributed net investment income                                  171
   Accumulated net realized loss on investments                                  (4,220)
   Net unrealized depreciation on investments                                    (1,693)
   Net unrealized appreciation on foreign currency translations                       1
                                                                              ---------
               Net assets applicable to capital shares outstanding            $  17,133
                                                                              =========
   Capital shares outstanding                                                     2,610
                                                                              =========
   Authorized shares of $.01 par value                                          100,000
                                                                              =========
   Net asset value, redemption price, and offering price per share            $    6.56
                                                                              =========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

16

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA GLOBAL TITANS INDEX FUND

SIX-MONTH PERIOD ENDED JUNE 30, 2003 (UNAUDITED)

NET INVESTMENT INCOME

   Income:
      Dividends (net of foreign taxes withheld of $14)          $   204
                                                                -------
   Expenses:
      Advisory fees                                                  18
      Administrative fees                                            26
      Transfer agent's fees                                          34
      Custodian's fees                                               31
      Postage                                                         3
      Shareholder reporting fees                                      6
      Directors' fees                                                 2
      Registration fees                                              10
      Professional fees                                              19
      Other                                                          10
                                                                -------
         Total expenses                                             159
      Expenses reimbursed                                           (96)
                                                                -------
         Net expenses                                                63
                                                                -------
            Net investment income                                   141
                                                                -------

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN CURRENCY

   Net realized gain (loss) on:
         Investments                                               (749)
         Foreign currency transactions                                2
   Change in net unrealized appreciation/depreciation of:
         Investments                                              1,972
                                                                -------
            Net realized and unrealized gain                      1,225
                                                                -------
Increase in net assets resulting from operations                $ 1,366
                                                                =======

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA GLOBAL TITANS INDEX FUND

SIX-MONTH PERIOD ENDED JUNE 30, 2003 (UNAUDITED)
AND YEAR ENDED DECEMBER 31, 2002

                                                          6/30/2003    12/31/2002
                                                          -----------------------
FROM OPERATIONS

   Net investment income                                  $     141    $      137
   Net realized loss on investments                            (749)       (1,112)
   Net realized gain on foreign currency transactions             2             2
   Change in net unrealized appreciation/depreciation
      of investments                                          1,972        (2,794)
      Foreign currency translations                               -             1
                                                          -----------------------
      Increase (decrease) in net assets resulting
          from operations                                     1,366        (3,766)
                                                          -----------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                          -          (108)
                                                          -----------------------

FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                                  3,540         7,147
   Reinvested dividends                                           -           105
   Cost of shares redeemed                                   (1,532)       (4,233)
                                                          -----------------------
      Increase in net assets from capital
          share transactions                                  2,008         3,019
                                                          -----------------------
Net increase (decrease) in net assets                         3,374          (855)

NET ASSETS

   Beginning of period                                       13,759        14,614
                                                          -----------------------
   End of period                                          $  17,133    $   13,759
                                                          =======================
Accumulated undistributed net investment income:
   End of period                                          $     171    $       30
                                                          =======================

CHANGE IN SHARES OUTSTANDING

   Shares sold                                                  576         1,055
   Shares issued for dividends reinvested                         -            17
   Shares redeemed                                             (249)         (629)
                                                          -----------------------
      Increase in shares outstanding                            327           443
                                                          =======================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

18

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           to FINANCIAL Statements

USAA GLOBAL TITANS INDEX FUND

JUNE 30, 2003 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

               USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 18 separate funds. The information presented in this semiannual report pertains only to the USAA Global Titans Index Fund (the Fund). The Fund's investment objective is to match, before fees and expenses, the performance of the stocks composing the Dow Jones Global Titans 50 Index. The Dow Jones Global Titans 50 Index currently consists of the 50 largest multinational companies in the world. Each of these companies currently has a market capitalization in excess of $15 billion. USAA Investment Management Company (the Manager), an affiliate of the Fund, has retained Barclays Global Fund Advisors (Barclays) to serve as subadviser for the Fund. Barclays is responsible for investing the Fund's assets. Under normal market conditions, Barclays attempts to achieve the Fund's objective by investing at least 80% of the Fund's assets, including any borrowings for investment purposes, in the stocks of companies composing the Dow Jones Global Titans 50 Index.

                  A. SECURITY VALUATION - The value of each security is
                     determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                     1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are generally valued at the last quoted sales price, or the most recently determined closing price calculated according to local market convention available at the time the Fund is valued. If no sale is reported, the average of the bid and asked prices is generally used.

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GLOBAL TITANS INDEX FUND

JUNE 30, 2003 (UNAUDITED)

                     2. Over-the-counter securities are generally priced using
                        the Nasdaq Official Closing Price (NOCP) or, if not available, the average of the bid and asked prices.

                     3. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

                     4. Securities for which market quotations are not readily
                        available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund are valued in good faith at fair value, using methods determined by the Manager, in consultation with the investment subadviser for the Fund, under valuation procedures approved by the Company's Board of Directors.

                  B. FUTURES CONTRACTS - The Fund may enter into financial
                     futures contracts as a proxy for a direct investment in securities underlying the Fund's index. Upon entering into a contract, the Fund is required to make an initial margin deposit of either cash or securities in an amount equal to a certain percentage of the contract. Subsequently, payments known as variation-margin payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged securities.

                  C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially

20

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GLOBAL TITANS INDEX FUND

JUNE 30, 2003 (UNAUDITED)

                     all of its income to its shareholders. Therefore, no federal income tax provision is required.

                  D. INVESTMENTS IN SECURITIES - Security transactions are
                     accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

                  E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

                     1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

                     2. Market value of securities, other assets, and
                        liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

                     Net realized and unrealized foreign currency gains/losses occurring during the holding period of investments are a component of realized gain/loss on investments and unrealized appreciation/depreciation on investments, respectively.

                     Net realized foreign currency gains/losses arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GLOBAL TITANS INDEX FUND

JUNE 30, 2003 (UNAUDITED)

                     difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the Fund's tax year-end of December 31, 2003, net realized foreign currency gains/losses will be reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities other than investments in securities resulting from changes in the exchange rate.

                  F. EXPENSES PAID INDIRECTLY - Through fee-offset arrangements with certain of the Fund's service providers, realized credits, if any, are used to reduce the Fund's expenses. For the six-month period ended June 30, 2003, these fee-offset arrangements did not impact the Fund's expenses.

                  G. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

               The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

22

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GLOBAL TITANS INDEX FUND

JUNE 30, 2003 (UNAUDITED)

               Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets.

               The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. The Fund had no borrowings under either of these agreements during the six-month period ended June 30, 2003.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

               The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of December 31, 2003, in accordance with applicable tax laws.

               Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At December 31, 2002, the Fund had capital loss carryovers of $1,434,000 for federal income tax purposes, which will expire between 2009 and 2010. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GLOBAL TITANS INDEX FUND

JUNE 30, 2003 (UNAUDITED)

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

               Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the six-month period ended June 30, 2003, were $3,704,000 and $1,585,000, respectively.

               At June 30, 2003, the cost of securities for federal income tax purposes was approximately the same as that reported in the financial statements.

               Gross unrealized appreciation and depreciation of investments as of June 30, 2003, were $473,000 and $2,166,000, respectively, resulting in net unrealized depreciation of $1,693,000.

(5) FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------

               A forward currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The Fund may enter into currency contracts in connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow the Fund to "lock in" the U.S. dollar price of the security. The Fund may also enter into currency contracts to hedge against foreign currency exchange risks on the non-U.S. dollar denominated securities held in the Fund's portfolio. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund's giving up the opportunity for potential profit.

               At June 30, 2003, the Fund had no open foreign currency contracts.

(6) REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------

               The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are secured by obligations backed by the full faith and credit of the U.S. government.

24

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GLOBAL TITANS INDEX FUND

JUNE 30, 2003 (UNAUDITED)

               Obligations pledged as collateral are required to maintain a value equal to or in excess of the resale price of the repurchase agreement and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

(7) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

                  A. ADVISORY FEES - The Manager carries out the Fund's
                     investment policies and provides oversight of the management of the Fund's assets managed by a subadviser. The Fund's advisory fees are accrued daily and paid monthly at an annualized rate of 0.25% of the Fund's average net assets. For the six-month period ended June 30, 2003, the Fund incurred advisory fees, paid or payable to the Manager, of $18,000.

                  B. SUBADVISORY ARRANGEMENTS - The Manager has entered into an investment subadvisory agreement with Barclays, under which Barclays directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays Barclays a subadvisory fee.

                  C. ADMINISTRATIVE FEES - The Manager provides services related to the administration and operation of the Fund. The Fund's administrative fees are computed at an annualized rate of 0.35% of its average net assets, accrued daily and paid monthly. For the six-month period ended June 30, 2003, the Fund incurred administrative fees, paid or payable to the Manager, of $26,000.

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GLOBAL TITANS INDEX FUND

JUNE 30, 2003 (UNAUDITED)

                  D. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the annual expenses of the Fund to 0.85% of the Fund's annual average net assets, excluding the effect of any fee-offset arrangements, and will reimburse the Fund for all expenses in excess of that amount. This agreement can be modified or terminated at any time. For the six-month period ended June 30, 2003, the Fund incurred reimbursable expenses of $96,000. In subsequent years, the Manager may recover all or a portion of these reimbursed amounts from the Fund, provided that such recovery is made not later than three years from the Fund's inception date of October 27, 2000, and provided that the additional amount paid by the Fund, together with all other expenses of the Fund, in the aggregate, would not cause the Fund's expense ratio in any of the three years to exceed 0.85% of the Fund's annual average net assets. The carryover of excess expenses potentially reimbursable to the Manager but not recorded as a liability as of June 30, 2003, was $589,000.

                  E. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                     USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $26 per shareholder account plus out-of-pocket expenses. For the six-month period ended June 30, 2003, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $34,000.

                  F. UNDERWRITING SERVICES - The Manager provides exclusive
                     underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

26

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GLOBAL TITANS INDEX FUND

JUNE 30, 2003 (UNAUDITED)

(8) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

               Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

(9) SUBSEQUENT EVENT
--------------------------------------------------------------------------------

               At a meeting held on August 5, 2003, the Company's Board of Directors authorized the liquidation of the Fund, subject to shareholder approval. The Board also approved the closing of the Fund to new investors effective August 6, 2003.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GLOBAL TITANS INDEX FUND

JUNE 30, 2003 (UNAUDITED)

(10) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                             SIX-MONTH
                                            PERIOD ENDED            YEARS ENDED        PERIOD ENDED
                                              JUNE 30,              DECEMBER 31,       DECEMBER 31,
                                            -------------------------------------------------------
                                               2003              2002          2001            2000*
                                            -------------------------------------------------------
Net asset value at
   beginning of period                      $  6.03           $  7.94       $  9.23         $ 10.00
                                            -------------------------------------------------------
Income (loss) from investment
   operations:
      Net investment income                     .05               .05           .07             .01(a)
      Net realized and unrealized
         gain (loss)                            .48             (1.91)        (1.30)           (.78)(a)
                                            -------------------------------------------------------
Total from investment operations                .53             (1.86)        (1.23)           (.77)(a)
Less distributions:
      From net investment income                  -              (.05)         (.06)              -
                                            -------------------------------------------------------
Net asset value at end of period            $  6.56           $  6.03       $  7.94         $  9.23
                                            =======================================================
Total return (%)**                             8.79            (23.48)       (13.26)          (7.70)
Net assets at end of period (000)           $17,133           $13,759       $14,614         $14,628
Ratio of expenses to
   average net assets (%)***                    .85(b,c)          .85(b)        .85(b)          .85(c)
Ratio of expenses to average
   net assets, excluding
   reimbursements (%)***                       2.16(b,c)         2.43(b)       2.26(b)         3.24(c)
Ratio of net investment income
   to average net assets (%)***                1.93(c)            .98           .61             .73(c)
Portfolio turnover (%)                        10.80             17.69         76.63             .24

  * Fund commenced operations on October 27, 2000.
 ** Assumes reinvestment of all dividend income distributions during the period. *** For the period ended June 30, 2003, average net assets were $14,794,000.
(a) Calculated using average shares.
(b) Reflects total expenses excluding any fee-offset arrangements, which had no impact on these ratios.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.

28

 N O T E S
==========----------------------------------------------------------------------

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

            DIRECTORS    Robert G. Davis, CHAIRMAN OF THE BOARD
                         Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                         Barbara B. Dreeben
                         Robert L. Mason, Ph.D.
                         Michael F. Reimherr
                         Laura T. Starks, Ph.D.
                         Richard A. Zucker

  INVESTMENT ADVISER,    USAA Investment Management Company
         UNDERWRITER,    P.O. Box 659453
      AND DISTRIBUTOR    San Antonio, Texas 78265-9825

       TRANSFER AGENT    USAA Shareholder Account Services
                         9800 Fredericksburg Road
                         San Antonio, Texas 78288

            CUSTODIAN    State Street Bank and Trust Company
                         P.O. Box 1713
                         Boston, Massachusetts 02105

  INDEPENDENT AUDITOR    Ernst & Young LLP
                         100 West Houston St., Suite 1900
                         San Antonio, Texas 78205

            TELEPHONE    Call toll free - Central time
     ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                         Saturday, 8:30 a.m. to 5 p.m.
                         Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL    1-800-531-8181, in San Antonio 456-7200
    INFORMATION ABOUT    For account servicing, exchanges,
         MUTUAL FUNDS    or redemptions
                         1-800-531-8448, in San Antonio 456-7202

      RECORDED MUTUAL    24-hour service (from any phone)
    FUND PRICE QUOTES    1-800-531-8066, in San Antonio 498-8066

          MUTUAL FUND    (from touch-tone phones only)
    USAA TOUCHLINE(R)    For account balance, last transaction, fund
                         prices, or to exchange or redeem fund shares
                         1-800-531-8777, in San Antonio 498-8777

      INTERNET ACCESS    USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

--------------------------------------------------------------------------------

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              USAA                ----------------------------------
                                     INSURANCE o MEMBER SERVICES

37759-0803                                   (C)2003, USAA. All rights reserved.




ITEM 2.  CODE OF ETHICS.

Item is not required for a semiannual report.




ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Item is not required for a semiannual report.




ITEM 4-8.  (RESERVED)




ITEM 9.  CONTROLS AND PROCEDURES

The chief executive officer and chief financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.